Stock Options (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Stock Option 2011 Plan [Member] EUR (€)	Dec. 31, 2012 Phantom Stock 2011 Plan [Member]	Dec. 31, 2012 Long Term Incentive Program 2011 [Member]	Dec. 31, 2011 Long Term Incentive Program 2011 [Member]	Dec. 31, 2010 Long Term Incentive Program 2011 [Member]	Dec. 31, 2012 Long Term Incentive Program 2011 [Member] Management Board General Partner [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditional capital increase				€ 12,000
Share based compensation expiration period				eight years	five years
Stock option vesting period				four years	four years
Performance target, EPS minimum increase				8.00%	8.00%
Awards granted		2,817,879	2,585,196			1,947,231	423,300	348,600	307,515
Convertible bonds, principal				10,240
Grants, non-voting preference shares				4,000,000
Convertible bonds, interest rate	5.50%
Share-based Compensation Arrangement by Share-based Payment Award, Award Expiration Dating				eight years	five years
Stock price target, excess of intial value	0.25
Number of days used to calculate the average price of the preference shares	30 days
Options Awarded		2,817,879	2,585,196			1,947,231	423,300	348,600	307,515
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Compensation expense	26,476		27,981
Compensation expense, deferred tax income	8,195	8,020	9,740
Share-based Compensation	$ 2,306	$ 2,603